Reporting Entity - Total Issued Shares Held by Shareholders (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares	214,790,053	214,790,053
Percentage of total shares issued (%)	100.00%	100.00%
SK Inc. [member]
Disclosure of classes of share capital [line items]
Number of shares	65,668,397	65,668,397
Percentage of total shares issued (%)	30.57%	30.57%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	14,332,207	18,878,265
Percentage of total shares issued (%)	6.67%	8.79%
Institutional investors and other shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	129,135,184	124,493,193
Percentage of total shares issued (%)	60.13%	57.96%
Kakao Investment Co Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares	3,846,487	3,846,487
Percentage of total shares issued (%)	1.79%	1.79%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	1,807,778	1,903,711
Percentage of total shares issued (%)	0.84%	0.89%